Goodwill and Other Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill by Segment (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill net book value, beginning balance	$ 446.4	$ 446.8	$ 448.8
Foreign exchange and other adjustments	0.1	(0.4)	(2.0)
Goodwill net book value, ending balance	446.5	446.4	446.8
U.S.
Goodwill [Line Items]
Goodwill net book value, beginning balance	429.2	429.2	429.2
Foreign exchange and other adjustments	0.0	0.0	0.0
Goodwill net book value, ending balance	429.2	429.2	429.2
International
Goodwill [Line Items]
Goodwill net book value, beginning balance	17.2	17.6	19.6
Foreign exchange and other adjustments	0.1	(0.4)	(2.0)
Goodwill net book value, ending balance	$ 17.3	$ 17.2	$ 17.6